Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule Of Components Of Income Tax Expense

Year Ended December 31, (in millions)	2015	2014	2013
			Predecessor
Income Taxes
Current
Federal	$12.1	$19.5	$(15.5)
State	9.1	7.6	(11.9)
Total Current	21.2	27.1	(27.4)
Deferred
Federal	120.2	119.2	157.4
State	11.6	23.5	16.6
Total Deferred	131.8	142.7	174.0
Deferred Investment Credits	—	(0.1)	(0.1)
Total Income Taxes	$153.0	$169.7	$146.5

Schedule Of Reasons Behind Differences In Computation Of Total Income Taxes

Year Ended December 31, (in millions)	2015		2014		2013
					Predecessor
Book income from Continuing Operations before income taxes	$460.5		$438.4		$418.2
Tax expense at statutory federal income tax rate	161.2	35.0%	153.5	35.0%	146.4	35.0%
Increases (reductions) in taxes resulting from:
State income taxes, net of federal income tax benefit	13.4	2.9	20.3	4.6	3.0	0.7
Noncontrolling interest	(14.0)	(3.0)	—	—	—	—
AFUDC-Equity	(9.2)	(2.0)	(3.7)	(0.8)	(2.4)	(0.6)
Other, net	1.6	0.3	(0.4)	(0.1)	(0.5)	(0.1)
Total Income Taxes	$153.0	33.2%	$169.7	38.7%	$146.5	35.0%

Schedule Of Principal Components Of Net Deferred Tax Liability

At December 31, (in millions)	2015	2014
Deferred tax liabilities
Accelerated depreciation and other property differences	$1,429.2	$1,235.2
Pension and other postretirement/postemployment benefits	29.9	27.7
Other regulatory assets	71.8	62.8
Equity method investments	124.3	99.2
Total Deferred Tax Liabilities	1,655.2	1,424.9
Deferred tax assets
Other regulatory liabilities	(126.8)	(116.7)
Net operating loss carryforward	(141.4)	(70.3)
Other	(38.9)	(42.2)
Total Deferred Tax Assets	(307.1)	(229.2)
Net Deferred Tax Liabilities	1,348.1	1,195.7
Less: Deferred income taxes related to current assets and liabilities	—	(60.0)
Non-Current Deferred Tax Liability	$1,348.1	$1,255.7